IMPAIRMENT OF RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
IMPAIRMENT OF RIGHT OF USE ASSETS	IMPAIRMENT OF RIGHT OF USE ASSETSNo impairment losses were recorded during the first six months of 2021. During the first six months of 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL Corporation Ltd. ("SFL") and $24.2 million related to four vessels on operating leases. FINANCE LEASESAs of June 30, 2021, we held seven SFL vessels under finance lease (December 31, 2020: seven vessels).
In addition, and with reference to Note 15, "Operating Leases", seven of the eight Capesize charters with SFL were classified finance leases as of June 30, 2021. The daily time charter rate for vessels classified as finance lease was $19,135 in 2021, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $16,435 until June 30, 2025. Subsequently, the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $19,045 for finance leases in 2021 and there was $1.2 million profit share in the first six months of 2021 for all eight SFL vessels (no profit share in the first six months of 2020). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense for the eight SFL leases was recorded in the six months ended June 30, 2021 as a decrease in charter hire expense of $0.1 million and in the six months ended June 30, 2020 as an increase in charter hire expense of $0.9 million. The profit share mechanism has not been adjusted with the increased rate.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2020	113,480
Additions	—
Impairment	—
Depreciation	(7,411)
Balance at June 30, 2021	106,069

In the first six months of 2021, we recorded no impairments of right of use assets for vessels under finance leases.

Our lease obligations for our finance leases were as follows:

(in thousands of $)
Balance at January 1, 2021	151,205
Additions	—
Repayments	(16,192)
Interest expense on obligations under finance lease	4,524
Balance as of June 30, 2021	139,537
Current portion	24,197
Non-current portion	115,340

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 7.1 years as of June 30, 2021.The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 7.6 years as of December 31, 2020.

The outstanding obligations under finance leases at June 30, 2021 are payable as follows:

(in thousands of $)
2021 (remaining six months)	14,832
2022	29,061
2023	24,484
2024	24,553
2025	22,551
Thereafter	53,553
Minimum lease payments	169,034
Less: imputed interest	(29,497)
Present value of obligations under finance leases	139,537
With regard to the SFL eight Capesize vessels, we have a purchase option of $112 million en-bloc in 2025. If such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Our lease obligation is secured by the lessor's title to the leased asset.
IMPAIRMENT OF RIGHT OF USE ASSETS	IMPAIRMENT OF RIGHT OF USE ASSETSNo impairment losses were recorded during the first six months of 2021. During the first six months of 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL Corporation Ltd. ("SFL") and $24.2 million related to four vessels on operating leases. OPERATING LEASES
As of June 30, 2021, we had leased in one vessel from SFL and three vessels from unrelated third parties, all of which were classified as operating leases. Additionally, as of June 30, 2021 and December 31, 2020 we had two operating leases for our offices in Oslo and Singapore.

In total we have leased in eight vessels from SFL, one of these vessels was classified as operating lease and remaining seven were classified as finance lease as of June 30, 2021. Up to December 2019 all eight vessels chartered in from SFL were classified as operating leases. In December 2019, seven of the eight charters were amended which resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. With reference to Note 22, "Related Party Transactions", these contracts were a result of a sale and leaseback transaction with SFL for eight Capesize vessels agreed in 2015. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to SFL in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate for SFL operating lease is $17,600, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $17,510 for SFL operating lease in the first six months of 2021 and we incurred $1.2 million in total profit share for all eight SFL vessels in the first six months of 2021 (no profit share in the first six months of 2020). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. Contingent or variable lease expense for the eight SFL leases was recorded in the first six months of 2021 as a decrease in charter hire expense of $0.1 million and six months 2020 as an increase in charter hire expense of $0.9 million.

For the Ultramax vessel, the Golden Hawk, the daily rate is $13,200 until expiry of the fixed term of the contract in the first quarter of 2022. Based on an agreement to reduce the daily rate to $11,200 from $13,200 for a two-year period from February 20, 2016 to February 20, 2018, we will pay to the lessor $1.75 million on or about February 20, 2022 to compensate for the reduced charter hire. However, if the 6-T/C Baltic Exchange Supramax Index exceeds the daily rate of $13,200, any such excess will be paid to the lessor but limited to the agreed compensation of $1.75 million which will be then reduced with a corresponding amount. In the first six months of 2021, index linked compensation amounted to $1.5 million.
In 2019, we took delivery of the Admiral Schmidt and the Vitus Bering. Both vessels are 2019-built 104,550 dwt ice-class vessels, chartered in on time charter for a firm period of three years, with four annual options exercisable by us to extend the lease. The contracts have been determined to be operating leases with a lease term of three years, respectively. The gross hire is determined based on a weighted average of the Baltic Panamax Index (BPI 4TC) and the Baltic Capesize Index (BCI 5TC) with a floor of $9,000 per day. Based on the contracts, for certain trades, a profit-sharing scheme between charterers and the owners comes into force. In 2021, we incurred $0.2 million expense due to profit sharing schemes for these vessels.

We have allocated the consideration due under the leases above between the lease and non-lease components based upon the estimated stand-alone price of the services provided by the owner of the vessels. For leases and vessels chartered in on a short-term time charters, we have presented a total of $10.3 million and $9.3 million of the non-lease component, or service element, under ship operating expenses for the first half of 2021 and 2020, respectively.

Furthermore, we are committed to making rental payments under operating leases for office premises. A lease expense of $0.3 million and $0.3 million is recorded in Administrative expenses in the Consolidated Statement of Operations for the first six months of 2021 and for the first six months of 2020, respectively.

We have recognized right of use assets for our long-term operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2021	14,001	1,154	5,361	2,223	22,739
Additions	—	—	—	—	—
Amortization	(903)	(502)	(1,514)	(270)	(3,189)
Impairment	—	—	—	—	—
Balance at June 30, 2021	13,098	652	3,847	1,953	19,550

The amortization of right of use assets relating to leased vessels is presented under charter hire expenses in the statement of operations. The amortization of right of use assets relating to office leases is presented under administrative expenses in the statement of operations.

In the first six months of 2021, we recorded no impairment of right of use assets for operating leases.

We have recognized lease obligations for our operating leases as follows:

(in thousands of $)	SFL Leases	Golden Hawk Lease	A. Schmidt and V. Bering Leases	Office Leases	Total
Balance at January 1, 2021	18,559	4,747	16,470	2,261	42,037
Repayments	(1,328)	(1,275)	(4,564)	(228)	(7,395)
Foreign exchange translation	—	—	—	(69)	(69)
Balance at June 30, 2021	17,231	3,472	11,906	1,964	34,573

Current portion	2,752	3,472	9,476	473	16,173
Non-current portion	14,479	—	2,430	1,491	18,400

Charter hire and office rent expense
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2021 are as follows:

(in thousands of $)
2021 (remaining six months)	10,264
2022	11,735
2023	3,356
2024	3,313
2025	3,154
Thereafter	7,577
Total minimum lease payments	39,399
Less: Imputed interest	(4,826)
Present value of operating lease liabilities	34,573

The future minimum operating lease expense payments are based on the contractual cash outflows under non-cancelable contracts. The charter hire expense recognition is based upon the straight-line basis.

In the six months ended June 30, 2021, the future rental payments include $2.2 million (in the six months ended June 30, 2020: $2.8 million) in relation to office rent costs and $37.2 million (six months ended June 2020: $56.4 million) in relation to charter hire costs for leased in vessels.

Total expense for operating leases, including short term leases, was $41.0 million for the six months ended June 30, 2021 (six months ended June 30, 2020: $12.4 million). Total cash paid in respect of operating leases was $40.3 million in six months ended June 30, 2021 (six months ended June 30, 2020: $13.0 million). The weighted average discount rate in relation to our operating leases was 5.14% and 5.07% for the six months ended June 30, 2021 and June 30, 2020, respectively. The weighted average lease term was 4.9 years and 5.4 years for the period ended June 30, 2021 and June 30, 2020, respectively.

Rental income

As of June 30, 2021, we leased out seven vessels on fixed time charter rates (December 31, 2020: eight vessels) and 16 vessels (December 31, 2020: 18 vessels) on index-linked time charter rates to third parties with initial periods ranging between one year and ten years. All of these leases are classified as operating leases. Our revenues from these leases have been included with time charter revenues in the Condensed Consolidated Statement of Operations, which solely relates to leasing revenues.

The future minimum operating lease revenue receipts under our non-cancelable fixed rate operating leases as of June 30, 2021 are as follows:

(in thousands of $)
2021 (remaining six months)	31,790
2022	23,500
2023	2,398
2024	—
2025	—
Thereafter	—
Total minimum lease receipts	57,688

The future minimum operating lease revenue receipts are based on the contractual cash inflows under non-cancelable contracts. The charter hire revenue recognition is based upon the straight-line basis, net of amortization of favorable time charter contracts.

As of June 30, 2021, the cost and accumulated depreciation of the 22 vessels which were leased out to third parties, were $1,099.2 million and $168.8 million, respectively. As of December 31, 2020, the cost and accumulated depreciation of the 26 vessels which were leased out to third parties, were $1,258.4 million and $198.5 million, respectively.